Restatement of Previously Issued Consolidated Financial Statements - Property, Equipment and Software (Details)	12 Months Ended
Dec. 31, 2020
Software and computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, office equipment and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum | Furniture, office equipment and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years